Share-Based Payments - Expenses Recognized in Connection with Share-Based Payments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from equity-settled share-based payment transactions	¥ 1,602	¥ 9,519	¥ 11,213
ESOP equity settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from equity-settled share-based payment transactions	279
ESOP cash settled [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Total expenses arising from cash-settled share-based payment transactions	¥ 805